Consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions		1 Months Ended			12 Months Ended
		Apr. 30, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Proceeds from available-for-sale investments	[1]						€ 32,788		€ 32,540
Repayment of subordinated loans	[1]				€ 4,646		2,343		1,042
Cash and balances with central banks					49,987	[2]	21,989	[2],[3]	18,144
Interest received	[4]				28,722		45,014		44,814
Interest paid	[4]				(14,948)		(31,032)		(31,703)
Interest income (expense)	[4]				13,774		13,982		13,111
Dividend received	[5]				183		206		208
Dividend paid	[1]				€ (2,607)		€ (2,564)		€ (2,521)
NN Group [member]
Proceeds from available-for-sale investments		€ 1,375
Proceeds from sale of entity shares				€ 1,016
Repayment of subordinated loans			€ 128

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.

[2]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.

[3]

The amounts for the period ended 31 December 2017 have been prepared in accordance with IAS 39, the adoption of IFRS 9 led to new presentation requirements for 2018; prior period amounts have not been restated Reference is m ade to Note 1 ‘Accounting policies’ for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.

[4]

The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated, refer also to note 21 ‘Net interest income’.

[5]

Includes dividends received as recognized within Investment Income, from equity securities included in the F inancial assets at fair value through profit or loss, and from Investments in associates and joint ventures. Dividend paid and received from trading positions have been included.